Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Prospectus Date	rr_ProspectusDate	Oct. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2024